BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Mar. 31, 2024
Business Combinations [Abstract]
Schedule of purchase consideration for the acquisition	The total purchase consideration for the acquisition of Pivot3 was $7.8 million, which consisted of the following (in thousands):

Cash	$5,000
Fair value of stock consideration	2,818
Total	$7,818

Schedule of finite lived intangibles acquired
The following table summarizes the fair values of assets acquired and liabilities assumed as of the date of the acquisition (in thousands):

	Amount	Estimated Useful Life
Goodwill	$9,503
Identified intangible assets:
Developed technology	1,700	2 years
Customer lists	3,700	4 years
Property, plant and equipment	4,300	3 years
Net liabilities assumed	(11,385)
Total	$7,818
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